Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Effective income tax rates	2.20%	(0.10%)	2.20%	0.40%